STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES	12 Months Ended
Dec. 31, 2018
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES

10.    STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES

(Loss) profit before taxation has been arrived at after charging:

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Depreciation of property, plant and equipment	271	298	204
Amortization of intangible assets	71	44	52
Depreciation of solar parks	14,208	14,272	19,414
Auditor’s remuneration	1,200	1,050	1,088

Directors’ emoluments:
Salaries and other benefits	392	887	1,194
Retirement benefits scheme contributions	27	36	42
Share-based compensation	46	(43)	—
	465	880	1,236
Others staff:
Other staff costs	8,090	7,625	7,324
Retirement benefits scheme contributions	1,046	591	1,261
Share-based compensation	951	(180)	—
	10,087	8,036	8,585
Total staff costs	10,552	8,916	9,821